INCOME TAXES (Tables)	12 Months Ended
Dec. 31, 2019
INCOME TAXES
Schedule of current and deferred components of the income tax expense

	Years ended December 31,
	2017	2018	2019
Current tax expense	9,291	6,351	6,010
Deferred tax expense	(5,479)	(3,892)	(2,469)
	3,812	2,459	3,541

Schedule of principle components of deferred taxe assets and deferred tax liabilities

	Years ended December 31,
	2017	2018	2019
Deferred tax assets
Accrued expenses	3,615	4,094	5,551
Net operating loss carry-forwards	11,337	14,123	15,469
Total deferred tax assets	14,952	18,217	21,020
Less: valuation allowance	(2,522)	(2,022)	(2,859)
Deferred tax assets, net	12,430	16,195	18,161

Deferred tax liabilities
Acquired intangible assets, net	—	1,110	3,384

Total deferred tax liabilities	—	1,110	3,384

Schedule of reconciliation of the effective tax rate and statutory tax rate

	Years ended December 31,
	2017	2018	2019
Income before income taxes	10,592	1,037	2,015
Income tax expense computed at an applicable tax rate of 25%	2,648	259	504
Permanent differences	6	10	108
Effect of income tax rate difference in other jurisdictions	909	2,690	2,092
Change in valuation allowance	249	(500)	837
	3,812	2,459	3,541